Assets Held for Sale (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Abstract]
Impairment of assets	$ 400,000	$ 1,045,483
Assets held for sale	$ 400,000	$ 400,000	$ 1,445,483